Kirkpatrick & Lockhart LLP
75 State Street
Boston, MA   02109
Tel.:  (617) 261-3246
Fax.:  (617) 261-3175

November 22, 2004

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Eaton Vance Tax-Managed BuyWrite Income Fund
            Registration Statement On Form N-2 (333-___; 811-21676)
            -------------------------------------------------------

Ladies and Gentlemen:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Managed BuyWrite Income Fund (the "Fund") is a registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share (the "Registration Statement"). The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

      The Fund is a newly-organized, closed-end management investment company and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund. The registration fee for purposes of the initial filing of $126.70 has been wired through the FEDWIRE system to the Securities and Exchange Commission's ("SEC") account at Mellon Bank. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

      The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing its investment objectives, the Fund will evaluate returns on an after-tax basis, seeking to reduce and defer shareholder taxes.

      Under normal market conditions, the Fund's investment program will consist primarily of (1) owning a diversified portfolio of common stocks that seeks to approximate the pretax investment performance of the S&P Composite Stock Price Index (the "S&P 500") and (2) selling S&P 500 index call options on a continuous basis on substantially the full value of its holdings of common stocks. The Fund will seek to approximate the pretax investment performance of the CBOE S&P 500 BuyWrite Index (the "BXM") and to achieve higher after-tax returns than a pure replication of the BXM strategy by employing a number of tax-management techniques and strategies. The BXM is a passive stock-plus-covered-call index created and maintained by the Chicago Board Options Exchange (the "CBOE").


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Securities and Exchange Commission
Page 2




      The Fund desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a "red herring" prospectus within the next month. The appropriate legends are included on the cover pages of the prospectus and SAI. It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

      Questions should be directed to the undersigned at (617) 261-3246.




                                    Sincerely,


                                    /s/ Clair E. Pagnano
                                    --------------------
                                    Clair E. Pagnano